Future Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
2014	$ 3,883
2015	4,131
2016	4,331
2017	4,334
2018 and thereafter	12,478
Total future amortization of intangible assets	$ 29,157	$ 33,383	$ 46,675	$ 60,122